Stockholders' Equity - schedule of Performance Stock Options (Details) - Performance Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Outstanding beginning (in shares)	0
Granted (in shares)	298
Outstanding ending (in shares)	298	0
Options exercisable (in shares)	0
Weighted Average Exercise Price
Outstanding beginning (in dollars per share)	$ 0
Granted (in dollars per share)	8.39
Outstanding ending (in dollars per share)	8.39	$ 0
Weighted Average Exercise Price, Options exercisable (in dollars per share)	$ 0
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Granted	0
Aggregate Intrinsic Value, Outstanding	$ 1,490	$ 0
Remaining Contractual Life, Outstanding	9 years 4 months 17 days	0 years
Aggregate Intrinsic Value, Options exercisable	$ 0
Remaining Contractual Life, Options exercisable	0 years